S000014393 [Member] Fees and Expenses - Domini Impact International Equity Fund	Jul. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund:
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If you invest in Institutional or Class Y shares of the Fund through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission in an amount determined and separately disclosed to you by that investment professional or financial intermediary.
Shareholder Fees Caption [Optional Text]	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

Expense Example by, Year, Caption [Text]	Share classes (whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	Share classes(whether or not shares are redeemed)
Portfolio Turnover [Heading]	Portfolio turnover:
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance but are already reflected in its total returns. During the most recent fiscal year, the Fund’s turnover rate was 80% of the average value of its portfolio.
Portfolio Turnover, Rate	80.00%